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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

July 21, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:
Leeward Investment Trust (File Nos. 333-171279 and 811-22507); on behalf of the
Oakhurst Defined Risk Fund (formerly the Vertical Capital Defined Risk Fund) ("Fund"), a series of the Leeward Investment Trust

Ladies and Gentlemen:
On behalf of our client, Leeward Investment Trust (the "Trust"), and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made of the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to a Supplement dated July 6, 2015 to the final form of the Prospectus which was filed with the Securities and Exchange Commission on March 30, 2015.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8731.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Jay Williamson Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase